ACCUMULATED OTHER COMPREHENSIVE INCOME - STATEMENT OF AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (14,632)		$ (15,907)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(372)	[1]	980	[2]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	253	[3]	295	[4]
Other Comprehensive Income (Loss), Net of Tax	(119)		1,275		$ (3,127)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(2)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(14,749)		(14,632)		(15,907)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,947)		(2,641)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(299)	[1]	(237)	[2]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	[3]	(69)	[4]
Other Comprehensive Income (Loss), Net of Tax	(299)		(306)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,246)		(2,947)		(2,641)
Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(25)		34
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(141)	[1]	(49)	[2]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(7)	[3]	(10)	[4]
Other Comprehensive Income (Loss), Net of Tax	(148)		(59)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(173)		(25)		34
Pension Plan
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(4,397)		(5,798)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	74	[1]	910	[2]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	260	[3]	491	[4]
Other Comprehensive Income (Loss), Net of Tax	334		1,401
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(5)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(4,058)		(4,397)		(5,798)
Foreign Currency Gain (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(7,263)		(7,502)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(6)	[1]	356	[2]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	[3]	(117)	[4]
Other Comprehensive Income (Loss), Net of Tax	(6)		239
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	3
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (7,272)		$ (7,263)		$ (7,502)

[1]	Net of tax (benefit) / expense of $(279), $0 and $(23) for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2018.
[2]	Net of tax (benefit) / expense of $(186), $(6) and $360 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2017.
[3]	Net of tax (benefit) / expense of $0, $0 and $91 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2018.
[4]	Net of tax (benefit) / expense of $0, $0 and $191 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2017.